FUTURE POLICY BENEFITS - Schedule of Future Policy Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Policyholder Account Balance [Line Items]
Other contracts and VOBA liability	$ 1,667	$ 1,862
Total future policy benefits	14,088	9,813
Future Policy Benefits
Policyholder Account Balance [Line Items]
Total future policy benefits	12,103	7,626	$ 6,062
Annuities
Policyholder Account Balance [Line Items]
Future policy benefits:	10,287	5,731
Deferred profit liability:	242	259
Annuities | Future Policy Benefits
Policyholder Account Balance [Line Items]
Total future policy benefits	$ 10,287	$ 5,731	$ 4,252
Weighted average liability duration of future policy benefits (years)	9 years	9 years	9 years
Life Insurance
Policyholder Account Balance [Line Items]
Future policy benefits:	$ 1,816	$ 1,895
Deferred profit liability:	76	66
Life Insurance | Future Policy Benefits
Policyholder Account Balance [Line Items]
Total future policy benefits	$ 1,816	$ 1,895	$ 1,810
Weighted average liability duration of future policy benefits (years)	15 years	16 years	16 years